Investments accounted for using equity method (Tables)	12 Months Ended
Dec. 31, 2023
Investments accounted for using equity method [abstract]
Details of Investment in Associates

Associates	December 31, 2022	December 31, 2023
	NT$000	NT$000
JMC ELECTRONICS CO., LTD. (“JMC”)	267,070	277,076
Unimos Microelectronics (Shanghai) Co., Ltd. (“Unimos Shanghai”) (Note)	4,086,378	—
Daypower Energy	—	13,466
	4,353,448	290,542

Note: On December 21, 2023, the Company's Board of Directors approved its subsidiary ChipMOS BVI to sell the investment accounted for using equity method in Unimos Shanghai and reclassified the investment as non-current assets held for sale. Information relating to non-current assets held for sale is provided in Note 14.

Summarized Financial Information for Investment in Material Associates

	Year ended December 31,
	2021	2022	2023
	NT$000	NT$000	NT$000
Profit for the year from continuing operations	625,733	453,715	1,714
Other comprehensive income (loss), net of income tax	28,843	(28,254)	12,993
Total comprehensive income	654,576	425,461	14,707